UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
GLOBAL EQUITY PORTFOLIO
FORM N-Q
SEPTEMBER 30, 2008

Legg Mason Partners Variable Global Equity Porfolio

Schedule of Investments (unaudited)	September 30, 2008

Shares	Security	Value

COMMON STOCKS — 98.6%
CONSUMER DISCRETIONARY — 6.4%
Automobiles — 0.7%
14,000	Daihatsu Motor Co., Ltd. (a)	$152,538
24,000	Isuzu Motors Ltd. (a)	66,357
42,000	Mazda Motor Corp. (a)	170,281

	Total Automobiles	389,176

Diversified Consumer Services — 0.2%
5,700	H&R Block Inc.	129,675

Hotels, Restaurants & Leisure — 2.1%
6,100	Bally Technologies Inc. *	184,708
64,000	Compass Group PLC (a)	398,764
7,270	McDonald’s Corp.	448,559
6,010	OPAP S.A. (a)	183,851

	Total Hotels, Restaurants & Leisure	1,215,882

Household Durables — 1.3%
25,000	Matsushita Electric Industrial Co., Ltd. (a)	434,245
6,800	SEB SA (a)	300,963

	Total Household Durables	735,208

Media — 0.9%
11,810	DIRECTV Group Inc. *	309,068
4,700	DISH Network Corp. *	98,700
6,400	SES Global SA, FDR (a)	132,767

	Total Media	540,535

Specialty Retail — 0.6%
5,530	Aeropostale Inc. *	177,568
9,700	Gap Inc.	172,466

	Total Specialty Retail	350,034

Textiles, Apparel & Luxury Goods — 0.6%
5,000	NIKE Inc., Class B Shares	334,500

	TOTAL CONSUMER DISCRETIONARY	3,695,010

CONSUMER STAPLES — 12.0%
Beverages — 0.4%
10,700	Constellation Brands Inc., Class A Shares *	229,622

Food & Staples Retailing — 4.6%
10,300	BJ’s Wholesale Club Inc. *	400,258
4,050	CVS Corp.	136,323
20,445	Jeronimo Martins, SGPS S.A. (a)	174,336
20,100	Koninklijke Ahold NV (a)	231,783
8,500	Kroger Co.	233,580
4,200	Lawson Inc. (a)	194,812
5,400	Sysco Corp.	166,482
20,500	Tesco PLC (a)	142,666
10,430	Wal-Mart Stores Inc.	624,653
15,300	Wesfarmers Ltd. (a)	348,643

	Total Food & Staples Retailing	2,653,536

Food Products — 3.2%
4,150	Aryzta AG *	161,736
7,200	CSM (a)	183,790
21,800	Nestle SA, Registered Shares (a)	943,902
4,160	Ralcorp Holdings, Inc. *	280,426
21,300	Sara Lee Corp.	269,019

	Total Food Products	1,838,873

Household Products — 0.7%
6,023	Procter & Gamble Co.	419,743

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Porfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Personal Products — 0.4%
5,640	Herbalife Ltd.	$222,893

Tobacco — 2.7%
14,690	Altria Group Inc.	291,449
21,200	British American Tobacco PLC (a)	693,202
11,430	Philip Morris International Inc.	549,783

	Total Tobacco	1,534,434

	TOTAL CONSUMER STAPLES	6,899,101

ENERGY — 12.3%
Energy Equipment & Services — 1.3%
5,200	Nabors Industries Ltd. *	129,584
5,000	Oil States International Inc. *	176,750
7,600	Patterson-UTI Energy Inc.	152,152
6,700	Petrofac Ltd. (a)	69,731
3,900	Unit Corp. *	194,298

	Total Energy Equipment & Services	722,515

Oil, Gas & Consumable Fuels — 11.0%
1,900	Apache Corp.	198,132
96,420	BP PLC (a)	803,240
10,000	Chevron Corp.	824,800
9,885	ConocoPhillips	724,076
3,600	Devon Energy Corp.	328,320
15,850	Exxon Mobil Corp.	1,230,911
7,000	Nexen Inc.	162,783
13,400	OAO Gazprom, ADR (a)	430,618
6,600	Occidental Petroleum Corp.	464,970
18,200	Royal Dutch Shell PLC, Class A Shares	526,854
5,490	Total SA (a)	331,017
12,900	Williams Cos. Inc.	305,085

	Total Oil, Gas & Consumable Fuels	6,330,806

	TOTAL ENERGY	7,053,321

FINANCIALS — 18.3%
Capital Markets — 0.9%
3,300	Northern Trust Corp.	238,260
2,900	State Street Corp.	164,952
7,800	TD Ameritrade Holding Corp. *	126,360

	Total Capital Markets	529,572

Commercial Banks — 7.0%
10,016	Alpha Bank AE (a)	220,088
52,100	Banco Santander Central Hispano SA (a)	788,191
5,010	Bank of Hawaii Corp.	267,784
4,600	Bank of Nova Scotia	207,880
5,040	Cullen/Frost Bankers Inc.	302,400
27,650	HSBC Holdings PLC (a)	448,102
30	Mizuho Financial Group Inc. (a)	131,732
4,521	National Bank of Greece SA (a)	185,732
16,600	Nordea Bank AB (a)	198,717
6,350	Royal Bank of Canada	301,911
7,300	St. George Bank Ltd. (a)	170,917
6,100	Standard Chartered PLC (a)	148,275
5,340	Toronto-Dominion Bank	322,165
1,400	Unibanco-Uniao de Bancos Brasileiros SA, GDR *	141,288
9,950	Westpac Banking Corp. (a)	176,190

	Total Commercial Banks	4,011,372

Consumer Finance — 0.3%
10,450	Promise Co., Ltd. (a)	201,516

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Porfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Diversified Financial Services — 1.8%
8,562	Bank of America Corp.	$299,670
8,600	ING Groep NV, CVA (a)	186,964
11,385	JPMorgan Chase & Co.	531,680

	Total Diversified Financial Services	1,018,314

Insurance — 6.2%
3,800	ACE Ltd.	205,694
13,400	Assicurazioni Generali SpA (a)	443,274
8,300	Assurant Inc.	456,500
7,900	Chubb Corp.	433,710
5,300	Manulife Financial Corp.	191,013
16,500	Tokio Marine Holdings Inc. (a)	599,265
7,750	Travelers Cos. Inc.	350,300
24,300	Unum Group	609,930
1,050	Zurich Financial Services AG (a)	291,364

	Total Insurance	3,581,050

Real Estate Investment Trusts (REITs) — 0.8%
16,300	Annaly Capital Management Inc.	219,235
6,500	Highwoods Properties Inc.	231,140

	Total Real Estate Investment Trusts (REITs)	450,375

Real Estate Management & Development — 1.3%
8,000	Brookfield Asset Management Inc., Class A	216,090
4,600	Daito Trust Construction Co., Ltd. (a)	172,142
19,000	Mitsui Fudosan Co., Ltd. (a)	366,093

	Total Real Estate Management & Development	754,325

	TOTAL FINANCIALS	10,546,524

HEALTH CARE — 8.9%
Biotechnology — 0.8%
7,300	Amgen Inc. *	432,671

Health Care Equipment & Supplies — 0.7%
2,800	Baxter International Inc.	183,764
3,100	Becton, Dickinson & Co.	248,806

	Total Health Care Equipment & Supplies	432,570

Health Care Providers & Services — 0.3%
7,000	Kinetic Concepts Inc. *	200,130

Life Sciences Tools & Services — 0.9%
7,400	Invitrogen Corp. *	279,720
1,700	Lonza Group AG, Registered Shares (a)	211,652

	Total Life Sciences Tools & Services	491,372

Pharmaceuticals — 6.2%
16,500	AstraZeneca PLC (a)	722,592
6,200	Eli Lilly & Co.	272,986
9,100	GlaxoSmithKline PLC (a)	196,738
8,900	H. Lundbeck A/S (a)	169,690
6,000	Johnson & Johnson	415,680
13,600	Novartis AG, Registered Shares (a)	712,113
30,900	Pfizer Inc.	569,796
4,100	Sanofi-Aventis (a)	269,336
12,900	Schering-Plough Corp.	238,263

	Total Pharmaceuticals	3,567,194

	TOTAL HEALTH CARE	5,123,937

INDUSTRIALS — 10.9%
Aerospace & Defense — 0.4%
26,500	Bombardier Inc., Class B Shares	144,208
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Porfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Aerospace & Defense — 0.4% (continued)
2,500	Goodrich Corp.	$104,000

	Total Aerospace & Defense	248,208

Airlines — 0.3%
16,000	Singapore Airlines Ltd. (a)	160,146

Commercial Services & Supplies — 0.3%
2,500	Brink’s Co.	152,550

Construction & Engineering — 0.1%
3,800	KBR Inc.	58,026

Electrical Equipment — 0.6%
7,300	ABB Ltd. * (a)	140,198
2,500	Alstom S.A. (a)	188,411
2,000	Prysmian SpA (a)	39,017

	Total Electrical Equipment	367,626

Industrial Conglomerates — 2.3%
15,175	General Electric Co.	386,962
7,150	Siemens AG, Registered Shares (a)	670,654
4,100	United Technologies Corp.	246,246

	Total Industrial Conglomerates	1,303,862

Machinery — 2.5%
5,200	AGCO Corp. *	221,572
6,700	Caterpillar Inc.	399,320
4,300	Cummins Inc.	187,996
2,500	Flowserve Corp.	221,925
5,200	GEA Group AG (a)	101,288
7,400	Hitachi Construction Machinery Co., Ltd. (a)	182,096
5,200	KCI Konecranes Oyj (a)	125,512

	Total Machinery	1,439,709

Marine — 0.7%
27,000	Mitsui O.S.K. Lines Ltd. (a)	233,841
27,000	Nippon Yusen Kabushiki Kaisha (a)	175,290

	Total Marine	409,131

Road & Rail — 2.0%
7,700	CSX Corp.	420,189
5,200	Norfolk Southern Corp.	344,292
5,200	Union Pacific Corp.	370,032

	Total Road & Rail	1,134,513

Trading Companies & Distributors — 1.7%
57,000	Marubeni Corp. (a)	257,726
15,200	Mitsubishi Corp. (a)	316,576
19,000	Mitsui & Co., Ltd. (a)	234,976
173,000	Noble Group Ltd. (a)	163,196

	Total Trading Companies & Distributors	972,474

	TOTAL INDUSTRIALS	6,246,245

INFORMATION TECHNOLOGY — 10.4%
Communications Equipment — 1.2%
23,700	Brocade Communications Systems Inc. *	137,934
7,300	Cisco Systems Inc. *	164,688
4,200	QUALCOMM Inc.	180,474
2,600	Research In Motion Ltd. *	175,536

	Total Communications Equipment	658,632

Computers & Peripherals — 3.8%
14,600	Dell Inc. *	240,608
19,950	Hewlett-Packard Co.	922,488
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Porfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Computers & Peripherals — 3.8% (continued)
8,950	International Business Machines Corp.	$1,046,792

	Total Computers & Peripherals	2,209,888

Electronic Equipment, Instruments & Components — 0.7%
59,000	Hitachi Ltd. (a)	406,078

IT Services — 0.7%
11,000	Accenture Ltd., Class A Shares	418,000

Semiconductors & Semiconductor Equipment — 1.1%
34,420	Intel Corp.	644,687

Software — 2.9%
38,970	Microsoft Corp.	1,040,109
29,600	Oracle Corp. *	601,176

	Total Software	1,641,285

	TOTAL INFORMATION TECHNOLOGY	5,978,570

MATERIALS — 8.1%
Chemicals — 4.2%
3,900	Agrium Inc.	218,472
13,700	BASF AG (a)	656,187
10,000	Bayer AG (a)	729,488
2,450	CF Industries Holdings Inc.	224,077
46,000	Incitec Pivot Ltd. *(a)	190,082
1,700	Potash Corp. of Saskatchewan Inc.	220,825
6,900	Terra Industries Inc.	202,860

	Total Chemicals	2,441,991

Metals & Mining — 3.9%
10,000	Anglo American PLC (a)	334,549
6,800	ArcelorMittal (a)	339,926
31,200	BHP Billiton PLC (a)	706,253
2,400	Evraz Group SA GDR	90,720
4,900	Fording Canadian Coal Trust	402,601
5,580	Rio Tinto PLC (a)	347,436

	Total Metals & Mining	2,221,485

	TOTAL MATERIALS	4,663,476

TELECOMMUNICATION SERVICES — 5.7%
Diversified Telecommunication Services — 5.2%
18,258	AT&T Inc.	509,763
15,500	France Telecom SA (a)	433,800
35,706	Telefonica SA (a)	853,051
122,100	Telstra Corp., Ltd. (a)	409,670
24,100	Verizon Communications Inc.	773,369

	Total Diversified Telecommunication Services	2,979,653

Wireless Telecommunication Services — 0.5%
134,200	Vodafone Group PLC (a)	296,683

	TOTAL TELECOMMUNICATION SERVICES	3,276,336

UTILITIES — 5.6%
Electric Utilities — 2.5%
10,500	E.ON AG (a)	531,433
4,000	Edison International	159,600
64,500	Enel SpA (a)	537,355
2,500	Entergy Corp.	222,525

	Total Electric Utilities	1,450,913

Gas Utilities — 1.0%
135,000	Tokyo Gas Company Limited (a)	558,718

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Porfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Shares	Security	Value

Multi-Utilities — 2.1%
18,690	AGL Energy Ltd. (a)	$206,352
9,880	Dominion Resources Inc.	422,667
6,100	RWE AG (a)	586,162

	Total Multi-Utilities	1,215,181

	TOTAL UTILITIES	3,224,812

	TOTAL COMMON STOCKS
	(Cost — $64,834,198)	56,707,332

PREFERRED STOCKS — 0.6%
FINANCIALS — 0.5%
Commercial Banks — 0.5%
16,875	Banco Itau Holding Financeira SA	280,232

MATERIALS — 0.1%
Metals & Mining — 0.1%
4,000	Usinas Siderurgicas de Minas Gerais SA, Class A Shares	84,354

	TOTAL PREFERRED STOCKS
	(Cost — $550,548)	364,586

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $65,384,746)	57,071,918

Face
Amount

SHORT-TERM INVESTMENT — 0.3%
Repurchase Agreement — 0.3%
$173,000	State Street Bank & Trust Co. dated 9/30/08, 0.050% due 10/1/08; Proceeds at maturity — $173,000; (Fully collateralized by U.S. Treasury Bill, 0.000% due 2/19/09; Market value — $179,280) (Cost — $173,000)	173,000

	TOTAL INVESTMENTS — 99.5% (Cost — $65,557,746#)	57,244,918
	Other Assets in Excess of Liabilities — 0.5%	291,120

	TOTAL NET ASSETS — 100.0%	$57,536,038

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ADR — American Depositary Receipt
CVA — Certificaaten van aandelen (Share Certificates)
FDR — Foreign Depositary Receipt
GDR — Global Depositary Receipt
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Porfolio

Schedule of Investments (unaudited) (continued)	September 30, 2008

Summary of Investments by Country †
United States	48.4%
United Kingdom	9.3
Japan	8.5
Germany	5.7
Switzerland	4.7
Canada	4.5
Spain	2.9
France	2.7
Australia	2.6
Netherlands	2.0
Italy	1.8
Bermuda	1.2
Greece	1.0
Luxembourg	1.0
Brazil	0.9
Russia	0.7
Cayman Islands	0.4
Sweden	0.3
Portugal	0.3
Denmark	0.3
Singapore	0.3
Finland	0.2
Short-term investment	0.3

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of September 30, 2008 and are subject to change.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Global Equity Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(b) Forward Foreign Currency Contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.
The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)
2. Investment Valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	September 30, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$57,244,918	$32,561,579	$24,683,339	—
Other Financial Instruments*	(15,051)	—	(15,051)	—

Total	$57,229,867	$32,561,579	$24,668,288	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.
3. Investments
At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,667,268
Gross unrealized depreciation	(9,980,096)

Net unrealized depreciation	$(8,312,828)

Notes to Schedule of Investments (unaudited) (continued)
At September 30, 2008, the Portfolio had the following open forward foreign currency contracts:

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain(Loss)

Contracts to Buy:
Euro	168,000	$236,488	10/7/08	$(11,110)
British Pound	67,000	119,249	10/7/08	(4,722)

				(15,832)

Contracts to Sell:
Euro	168,000	$236,488	10/7/08	$1,753
British Pound	67,000	119,249	10/7/08	(972)

				781

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(15,051)

4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: November 25, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: November 25, 2008

By: /s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: November 25, 2008